Segment reporting - Revenue from Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [line items]
Percentage of revenues from customers	10.00%
MR [Member] | Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue		$ 261,727	$ 225,181
LR2 [Member] | Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue		260,893	188,890
Handymax [Member] | Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue		103,150	82,782
MR, LR2 and Handymax
Disclosure of major customers [line items]
Pool revenue	$ 815,768	625,770	496,853
Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member] | Other related parties [member]
Disclosure of major customers [line items]
Pool revenue		103,150	82,782
Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member] | Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	105,355
Scorpio LR2 Pool Limited [Member] | LR2 [Member] | Other related parties [member]
Disclosure of major customers [line items]
Pool revenue		260,893	188,890
Scorpio LR2 Pool Limited [Member] | LR2 [Member] | Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	369,476
Scorpio MR Pool Limited [Member] | MR [Member] | Scorpio MR Pool Limited [Member]
Disclosure of major customers [line items]
Pool revenue	$ 340,937
Scorpio MR Pool Limited [Member] | MR [Member] | Other related parties [member]
Disclosure of major customers [line items]
Pool revenue		$ 261,727	$ 225,181